FINANCIAL INSTRUMENTS - Derivatives (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Financial Instruments:
Financial assets, current	$ 215,769	$ 25,026
Financial assets, non-current	54,986	10,600
Financial liabilities, current	9,888	13,977
Financial liabilities, non-current	9,450	61,169
Classified as fair value
Financial Instruments:
Financial assets, current	215,769	25,026
Financial assets, non-current	54,986	10,600
Financial liabilities, current	9,888	13,977
Financial liabilities, non-current	9,450	61,169
Classified as fair value | Forward contract
Financial Instruments:
Financial assets, current	155,295	12,513
Financial assets, non-current	40,198	6,713
Financial liabilities, current	6,062	10,157
Financial liabilities, non-current	8,414	56,122
Classified as fair value | Swap contract
Financial Instruments:
Financial assets, current	55,702	6,942
Financial assets, non-current	14,715	2,634
Financial liabilities, current	2,004	3,548
Financial liabilities, non-current	1,031	5,047
Classified as fair value | Foreign exchange forward contracts
Financial Instruments:
Financial assets, current	834
Financial liabilities, current		272
Classified as fair value | Weather derivatives
Financial Instruments:
Financial assets, current	1,883	1,911
Financial liabilities, current	1,721
Classified as fair value | Other derivative options
Financial Instruments:
Financial assets, current	2,055	3,660
Financial assets, non-current	73	$ 1,253
Financial liabilities, current	101
Financial liabilities, non-current	$ 5